Minimum Regulatory Capital Requirements (Details)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Tier I Capital to Average Assets
Actual, Amount	$ 29,606,000	$ 29,380,000	$ 29,030,000
Actual, Ratio	0.1342	0.1304	0.1202
Minimum Capital Requirements, Amount	$ 17,649,000	$ 18,025,000	$ 19,321,000
Minimum Capital Requirements, Ratio	0.08	0.08	0.08
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 19,855,000	$ 20,278,000	$ 21,736,000
Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.09	0.09	0.09
Net worth of the entity	$ 29,294,407	$ 28,955,130	$ 28,246,139
Loans allowance	$ 1,642,056	$ 1,797,116
Net worth of the entity, Percent of total assets	0.1429%	13.91%	12.67%